Commitments and contingencies	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

As of June 30, 2022, the Company had contractual commitments in respect of the development of NFTs that the Company is required to pay the remaining amount of $1,200,000 if the production of all works is completed by the other party and is confirmed by the Company.